Direxion Daily 20+ Year Treasury Bear 1X Shares (TYBS)
Direxion Daily Small Cap Bull 2X Shares (SMLL)
(the “Funds”)

Supplement dated August 28, 2020
to the Summary Prospectuses, Prospectuses and
the Statements of Additional Information (“SAI”) dated February 28, 2020, as last supplemented

Shares of the Funds will cease trading on the NYSE Arca, Inc. (“NYSE”) and will be closed to purchase by investors as of the close of regular trading on the NYSE on September 25, 2020 (the “Closing Date”). The Funds will not accept purchase orders after the Closing Date.
Shareholders may sell their holdings in a Fund prior to the Closing Date subject to customary brokerage charges. However, from September 25, 2020 through October 2, 2020 (the “Liquidation Date”) shareholders may only be able to sell their shares to certain broker-dealers and there is no assurance that there will be a market for a Fund’s shares during this time period. Between the Closing Date and the Liquidation Date, each Fund will be in the process of closing down and liquidating its portfolio. This process will result in a Fund increasing its cash holdings and, as a consequence, not pursuing its investment objective.
On or about the Liquidation Date, each Fund will liquidate its assets and distribute cash pro rata to all shareholders who have not previously redeemed or sold their shares. These distributions are taxable events. In addition, these payments to shareholders may include accrued capital gains and dividends. As calculated on the Liquidation Date, each Fund’s net asset value will reflect the costs of closing the Fund. Once the distributions are complete, the Funds will terminate.
Rafferty Asset Management, LLC (“Rafferty”), the Funds’ investment adviser, informed the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust of its view that each Fund could not conduct its business and operations in an economically efficient manner over the long term due to each Fund’s inability to attract sufficient investment assets to maintain a competitive operating structure, and recommended each Fund’s closure and liquidation to the Board. The Board determined, after considering Rafferty’s recommendation, that it is in the best interests of the Funds and their shareholders to liquidate and terminate the Funds as described above.
* * * * *
For more information, please contact the Funds at (866) 476-7523.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.

PortfolioPlus S&P 500® ETF (PPLC)
PortfolioPlus S&P® Small Cap ETF (PPSC)
PortfolioPlus S&P® Mid Cap ETF (PPMC)
PortfolioPlus Developed Markets ETF (PPDM)
PortfolioPlus Emerging Markets (PPEM)
(the “Funds”)

Supplement dated August 28, 2020
to the Summary Prospectuses, Prospectuses and
the Statements of Additional Information (“SAI”) dated February 28, 2020, as last supplemented

Shares of the Funds will cease trading on the NYSE Arca, Inc. (“NYSE”) and will be closed to purchase by investors as of the close of regular trading on the NYSE on September 25, 2020 (the “Closing Date”). The Funds will not accept purchase orders after the Closing Date.
Shareholders may sell their holdings in a Fund prior to the Closing Date subject to customary brokerage charges. However, from September 25, 2020 through October 2, 2020 (the “Liquidation Date”) shareholders may only be able to sell their shares to certain broker-dealers and there is no assurance that there will be a market for a Fund’s shares during this time period. Between the Closing Date and the Liquidation Date, each Fund will be in the process of closing down and liquidating its portfolio. This process will result in a Fund increasing its cash holdings and, as a consequence, not pursing its investment objective.
On or about the Liquidation Date, each Fund will liquidate its assets and distribute cash pro rata to all shareholders who have not previously redeemed or sold their shares. These distributions are taxable events. In addition, these payments to shareholders may include accrued capital gains and dividends. As calculated on the Liquidation Date, each Fund’s net asset value will reflect the costs of closing the Fund. Once the distributions are complete, the Funds will terminate.
Direxion Advisors, LLC (“Direxion”), the Funds’ investment adviser, informed the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust of its view that each Fund could not conduct its business and operations in an economically efficient manner over the long term due to each Fund’s inability to attract sufficient investment assets to maintain a competitive operating structure, and recommended each Fund’s closure and liquidation to the Board. The Board determined, after considering Direxion’s recommendation, that it is in the best interests of the Funds and their shareholders to liquidate and terminate the Funds as described above.
* * * * *
For more information, please contact the Funds at (866) 476-7523.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.

Direxion Russell Large Over Small Cap ETF (RWLS)
Direxion Russell Small Over Large Cap ETF (RWSL)
Direxion MSCI USA Cyclicals Over Defensives ETF (RWCD)
Direxion MSCI USA Defensives Over Cyclicals ETF (RWDC)
Direxion MSCI Emerging Over Developed Markets ETF (RWED)
Direxion MSCI Developed Over Emerging Markets ETF (RWDE)
Direxion FTSE Russell US Over International ETF (RWUI)
Direxion FTSE Russell International Over US ETF (RWIU)
(the “Funds”)

Supplement dated August 28, 2020
to the Summary Prospectuses, Prospectuses and
the Statements of Additional Information (“SAI”) dated February 28, 2020, as last supplemented

Shares of the Funds will cease trading on the NYSE Arca, Inc. (“NYSE”) and will be closed to purchase by investors as of the close of regular trading on the NYSE on September 25, 2020 (the “Closing Date”). The Funds will not accept purchase orders after the Closing Date.
Shareholders may sell their holdings in a Fund prior to the Closing Date subject to customary brokerage charges. However, from September 25, 2020 through October 2, 2020 (the “Liquidation Date”) shareholders may only be able to sell their shares to certain broker-dealers and there is no assurance that there will be a market for a Fund’s shares during this time period. Between the Closing Date and the Liquidation Date, each Fund will be in the process of closing down and liquidating its portfolio. This process will result in a Fund increasing its cash holdings and, as a consequence, not pursuing its investment objective.
On or about the Liquidation Date, each Fund will liquidate its assets and distribute cash pro rata to all shareholders who have not previously redeemed or sold their shares. These distributions are taxable events. In addition, these payments to shareholders may include accrued capital gains and dividends. As calculated on the Liquidation Date, each Fund’s net asset value will reflect the costs of closing the Fund. Once the distributions are complete, the Funds will terminate.
Rafferty Asset Management, LLC (“Rafferty”), the Funds’ investment adviser, informed the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust of its view that each Fund could not conduct its business and operations in an economically efficient manner over the long term due to each Fund’s inability to attract sufficient investment assets to maintain a competitive operating structure, and recommended each Fund’s closure and liquidation to the Board. The Board determined, after considering Rafferty’s recommendation, that it is in the best interests of the Funds and their shareholders to liquidate and terminate the Funds as described above.
* * * * *
For more information, please contact the Funds at (866) 476-7523.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.